5. Segment and Geographic Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Segment And Geographic Information Tables
Company's net sales by geographic region
	Three Months Ended March 31, 2015	% of Total	Three Months Ended March 31, 2014	% of Total
North America	$3,008,495	98%	$3,075,782	98%
Outside North America	50,953	2%	70,563	2%
Total	$3,059,448	100%	$3,146,345	100%

	2013	Percent	2014	Percent
United States	$10,541,921	94%	$11,563,956	97%
Outside United States	699,243	6%	337,383	3%
Total	$11,241,164	100%	$11,901,339	100%